Basis of Presentation of the Consolidated Financial Statements - Joint Arrangements (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Apr. 01, 2021
Enel Green Power Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of voting equity interests acquired			50.00%
Transmisora Electrica de Quillota Ltda. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct	0.00%	0.00%
Indirect		50.00%
Total		50.00%
HIF H2 S.p.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct	0.00%	0.00%
Indirect	50.00%
Total	50.00%